The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
VaR [Member] | Interest rate [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 10,088	R$ 33,278
VaR [Member] | Exchange rate [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	27,428	27,541
VaR [Member] | Commodity price (Commodities) [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	545	322
VaR [Member] | Var Internal Model Regulatory Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	888	8,639
VaR [Member] | Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(8,223)	(25,732)
VaR [Member] | Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	30,727	44,048
VaR [Member] | Var Internal Model Regulatory Portfolio Average Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	42,536	117,486
VaR [Member] | Minimum VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	16,387	25,250
VaR [Member] | Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	78,527	351,053
Stressed [Member] | Interest rate [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	17,594	43,120
Stressed [Member] | Exchange rate [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	31,810	28,091
Stressed [Member] | Commodity price (Commodities) [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	375	306
Stressed [Member] | Var Internal Model Regulatory Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,465	7,942
Stressed [Member] | Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(10,557)	(25,564)
Stressed [Member] | Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	40,686	53,895
Stressed [Member] | Var Internal Model Regulatory Portfolio Average Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	78,238	117,912
Stressed [Member] | Minimum VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	27,433	33,414
Stressed [Member] | Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 129,975	R$ 251,088